Cover	May 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 31, 2022
Entity File Number	000-55922
Entity Registrant Name	NUKKLEUS INC.
Entity Central Index Key	0001592782
Entity Tax Identification Number	38-3912845
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	525 Washington Blvd.
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07310
City Area Code	212
Local Phone Number	791-4663
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false